PROPERTY, PLANT & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29.3	$ 28.0	$ 83.1	$ 79.8